Fair Value Measurements - Reconciliation of fair value measurements using significant unobservable inputs (level 3) (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Beginning balance	¥ 939,432	¥ 513,994
Additional investments obtained from conversion of convertible loans		143,820
Change in fair value	321,538	247,336
Currency translation adjustment	(64,640)	34,282
Ending balance	¥ 1,196,330	¥ 939,432